Schedule of compensation of key management personnel (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Significant Related Party Transactions And Balances
Defined contribution plan	$ 40,747	$ 51,904
Salaries and related costs	457,274	582,476	167,000	188,132
Defined contribution plan	39,330	50,099	26,282	27,336
key management personnel	$ 537,351	$ 684,479	$ 193,282	$ 215,468